SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of estimated useful life for the intangible assets) (Details)	12 Months Ended
Dec. 31, 2017
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	16 years
Operating Lease [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	9 years
Operating Lease [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	16 years
Medical insurance coverage [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Radiotherapy permits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years